CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 68,640,000	$ 3,213,000	$ 4,913,000
Restricted Cash	66,621	843,313	0
Accounts receivable, net	1,784,000	11,000	794,000
Accounts receivable – related party (Note 13)		467,000	1,106,000
Inventories	8,406,000	6,522,000	4,336,000
Trust Account - Restricted for Redeeming Shareholders		24,539,002
Prepaid expenses and other current assets	6,081,000	2,836,000	1,512,000
Total current assets	84,911,000	13,049,000	12,661,000
Property and equipment, net	2,032,000	1,555,000	3,375,000
Deferred income tax assets	1,069,000	1,033,000	926,000
Operating lease right of use assets	1,978,000	2,423,000	1,673,000
Other assets	670,000	579,000	643,000
Total assets	90,660,000	18,639,000	19,278,000
Current liabilities:
Demand notes		4,750,000
Accounts payable	10,979,000	14,925,000	8,724,000
Accrued expenses and other current liabilities	6,924,000	7,464,000	2,674,000
Accrued loss on purchase commitments	1,396,000	3,588,000	5,445,000
Accrued compensation	3,326,000	1,938,000	1,904,000
Due to Trust Account	69,441	318,888
Income tax payable	359,000	1,000	591,000
Current operating lease liabilities	655,000	569,000	886,000
Convertible notes, current portion	15,977,000	$ 14,641,000
Advances from sponsor	$ 2,164,291
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Total current liabilities	$ 39,616,000	$ 47,876,000	20,224,000
Long-term operating lease liabilities	1,307,000	1,791,000	781,000
Warrant liabilities	7,755,000	3,730,000	529,000
Deferred underwriting commissions	4,500,000	1,500,000
Convertible notes	148,551,000	18,064,000	3,139,000
Other liabilities	25,000	391,000	1,124,000
Total liabilities	197,254,000	71,852,000	25,797,000
Commitments and contingencies (Note 12)
Stockholders' Deficit:
Common stock – $0.00001 par value; 175,095,000 shares authorized as of September 30, 2024 and December 31, 2023, respectively; 17,482,174 and 17,454,353 shares issued and outstanding as of September 30, 2024 and December 31, 2023, respectively	0	0	0
Treasury stock, at cost: 124,225 shares at September 30, 2024 and December 31, 2023	0	0	0
Additional paid-in capital	142,618,000	141,496,000	209,928,000
Accumulated deficit	(422,559,000)	(368,056,000)	(280,467,000)
Total stockholders' deficit	(279,941,000)	(226,560,000)	(70,539,000)
Total liabilities, redeemable convertible preferred stock and stockholders' deficit	90,660,000	18,639,000	19,278,000
Redeemable Convertible Preferred Stock
Current liabilities:
Redeemable convertible preferred stock – $0.00001 par value; 96,650,097 shares authorized as of September 30, 2024 and December 31, 2023, respectively; 44,494,703 shares issued and outstanding as of September 30, 2024 and December 31, 2023, respectively; liquidation preference of $173,347 as of September 30, 2024 and December 31, 2023, respectively	173,347,000	173,347,000	64,020,000
BURTECH ACQUISITION CORP [Member]
Current assets:
Cash and cash equivalents	0	0	22,232
Restricted Cash	66,621	843,313	0
Due from sponsor	69,441	318,888	0
Trust Account - Restricted for Redeeming Shareholders		24,539,002
Prepaid expenses and other current assets	56,750
Other Assets			186,532
Total current assets	192,812	25,701,203	208,764
Investments held in Trust Account	49,915,251	46,893,175	295,802,694
Total assets	50,108,063	72,594,378	296,011,458
Current liabilities:
Accrued expenses	3,119,430	2,123,846	304,952
Franchise tax payable	150,000	35,800	200,000
Due to Trust Account	69,441	318,888
Redeemed stock payable to public stockholders		24,539,002
Convertible promissory note - related party	1,500,000	810,345
Advances from sponsor	$ 2,164,291	0
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party [Member]
Income tax payable	$ 406,071	1,027,644	791,758
Excise Tax Payable	2,523,150	2,523,150
Derivative Liability - Backstop Subscription Agreement	446,776
Total current liabilities	10,379,159	31,378,675	1,296,710
Deferred underwriting commissions	10,062,500	10,062,500	10,062,500
Total liabilities	20,441,659	41,441,175	11,359,210
Commitments and contingencies (Note 12)
Stockholders' Deficit:
Preferred stock
Additional paid-in capital	0	0
Accumulated deficit	(19,829,920)	(15,839,811)	(10,145,752)
Total stockholders' deficit	(19,828,838)	(15,838,729)	(10,144,670)
Total liabilities, redeemable convertible preferred stock and stockholders' deficit	50,108,063	72,594,378	296,011,458
BURTECH ACQUISITION CORP [Member] | Class A common stock
Stockholders' Deficit:
Total stockholders' deficit	1,082	1,082	133
BURTECH ACQUISITION CORP [Member] | Class A common stock subject to possible redemption
Current liabilities:
Excise Tax Payable	2,523,150	2,523,150
Class A common stock subject to possible redemption	49,495,242	46,991,932	294,796,918
BURTECH ACQUISITION CORP [Member] | Class A common stock not subject to possible redemption
Stockholders' Deficit:
Common stock – $0.00001 par value; 175,095,000 shares authorized as of September 30, 2024 and December 31, 2023, respectively; 17,482,174 and 17,454,353 shares issued and outstanding as of September 30, 2024 and December 31, 2023, respectively	$ 1,082	$ 1,082	133
BURTECH ACQUISITION CORP [Member] | Class B Common Stock
Stockholders' Deficit:
Common stock – $0.00001 par value; 175,095,000 shares authorized as of September 30, 2024 and December 31, 2023, respectively; 17,482,174 and 17,454,353 shares issued and outstanding as of September 30, 2024 and December 31, 2023, respectively			949
Total stockholders' deficit			$ 949